Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Limited Partnership Interests
Security Class Title	Non-Voting Limited Partnership Units
Amount Registered | shares	60,000,000
Maximum Aggregate Offering Price	$ 1,473,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-264630
Carry Forward Initial Effective Date	May 12, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 136,574.10
Offering Note	(1a) Pursuant to Rule 415(a)(6) under the Securities Act ("Rule 415(a)(6)"), the securities being registered include a total of 132,683,978 non-voting limited partnership units of the registrant (the "LP Units"), of which (i) 72,683,978 LP Units out of 74,300,000 LP Units (approximately 97.8%) are being carried forward from the registrant's registration statement on Form F-3 (File No. 333-258765), which was declared effective by the Securities and Exchange Commission on March 1, 2022 (the "March 2022 Registration Statement"); and (ii) all 60,000,000 LP Units are being carried forward from the registrant's registration statement on Form F-3 (File No. 333-264630), which formed a combined registration statement with the March 2022 Registration Statement pursuant to Rule 429 and was declared effective by the Securities and Exchange Commission on May 12, 2022 (the "May 2022 Registration Statement" and together with the March 2022 Registration Statement, the "Prior Registration Statements"), that collectively constitute "unsold securities" (within the meaning of Rule 415(a)(6)) as of the date hereof (collectively, the "Unsold Securities") and as such the registration fees for these LP Units are being carried forward for this Registration Statement. (1b) The aggregate filing fee paid in connection with the Unsold Securities under the March 2022 Registration Statement was $334,242.00, representing approximately 97.8% of the filing fees from the March 2022 Registration Statement; and the aggregate filing fee paid in connection with the Unsold Securities under the May 2022 Registration Statement was $136,574.10, representing 100% of the filing fees from the May 2022 Registration Statement. Pursuant to Rule 415(a)(6), (i) the registration fees applicable to the Unsold Securities are being carried forward to this Registration Statement and will continue to be applied to the Unsold Securities, and (ii) the offering of the Unsold Securities registered on the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this Registration Statement. If the registrant issues or delivers any of the Unsold Securities pursuant to the Prior Registration Statements after the date of the initial filing, and prior to the date of effectiveness, of this Registration Statement, the registrant will file a pre-effective amendment to this Registration Statement, which will reduce the number of Unsold Securities included on this Registration Statement. (1c) Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional LP Units that may be offered or issued by the registrant in connection with any stock split, stock dividend or any similar transaction. (1d) The registration fee for the total offering amount reflects application of the carry forward registration fee from the Unsold Securities.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Limited Partnership Interests
Security Class Title	Non-Voting Limited Partnership Units
Amount Registered | shares	72,683,978
Maximum Aggregate Offering Price	$ 3,063,629,672.70
Carry Forward Form Type	F-3
Carry Forward File Number	333-258765
Carry Forward Initial Effective Date	Mar. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 334,242.00
Offering Note	See offering note 1.